Average Annual Total Returns - DWS RREEF Global Infrastructure Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	(1.92%)	6.85%	2.95%	15.90%	12.19%	9.16%	(6.97%)	7.52%	3.95%